Fair Value Measurements - Schedule of Net Asset Value Investments are Included to Permit Reconciliation to the Statement of Net Assets Available for Benefits (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 1,696,168,778	$ 1,621,592,006
Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,432,424,003	1,382,882,328
Fair Value Hierarchy | Berkshire B ESOP Fund - Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	615,234,016	615,066,467
Fair Value Hierarchy | Berkshire B Unitized Stock Fund - Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	91,803,493	93,892,872
Fair Value Hierarchy | Berkshire B Unitized Stock Fund - Money Market
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,196,695	1,209,013
Fair Value Hierarchy | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	724,189,799	672,713,976
Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,432,424,003	1,381,673,315
Active Markets for Identical Assets (Level 1) | Berkshire B ESOP Fund - Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	615,234,016	615,066,467
Active Markets for Identical Assets (Level 1) | Berkshire B Unitized Stock Fund - Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	91,803,493	93,892,872
Active Markets for Identical Assets (Level 1) | Berkshire B Unitized Stock Fund - Money Market
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,196,695	0
Active Markets for Identical Assets (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	724,189,799	672,713,976
Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	1,209,013
Other Observable Inputs (Level 2) | Berkshire B ESOP Fund - Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Berkshire B Unitized Stock Fund - Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Berkshire B Unitized Stock Fund - Money Market
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	1,209,013
Other Observable Inputs (Level 2) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Berkshire B ESOP Fund - Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Berkshire B Unitized Stock Fund - Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Berkshire B Unitized Stock Fund - Money Market
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Net Asset Value Per Share | Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 263,744,775	$ 238,709,678